Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Long-term receivables and prepaid expenses
Total long-term receivables	R 6,007	R 3,921
Short-term portion of long-term receivables	(214)	(97)
Long-term portion of long-term receivables	5,582	3,786
Long-term prepaid expenses	735	860
Long-term receivables and prepaid expenses	6,317	4,646
Long-term receivables (interest bearing) - joint operations	1,252	1,204
Long-term loans	2,370	2,582
LCCP investment incentives	1,960
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (211)	R (38)